Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	For the six months ended June 30, 2020	For the six months ended June 30, 2021
	RMB	RMB
	(unaudited)	(unaudited)
Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders	(186,255)	(298,122)

Denominator:
Weighted average ordinary shares used in computing basic loss per share	62,811,339	84,517,049
Weighted average ordinary shares used in computing diluted loss per share	62,811,339	84,517,049
Basic net loss per share	(2.97)	(3.53)
Diluted net loss per share	(2.97)	(3.53)

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders	(429,592)	(791,150)	(488,492)
Denominator:
Weighted average ordinary shares used in computing basic loss per share	43,359,150	50,074,152	65,141,759
Weighted average ordinary shares used in computing diluted loss per share*
Basic net loss per share	(9.91)	(15.80)	(7.50)
Diluted net loss per share	(9.91)	(15.80)	(7.50)